UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — June 30, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|10

Semiannual report

Putnam VT High Yield Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

Putnam Investments is pleased to provide this midyear report to shareholders of Putnam Variable Trust. For your benefit, and to help reduce Putnam’s environmental impact, you will now receive reports only for the funds you own. Information on other funds in Putnam Variable Trust is available on putnam.com.

A number of developments weighed on U.S. and global markets in recent months. European debt woes, hints of an economic slowdown in China, and skepticism over the durability of the U.S. recovery have caused unwelcome volatility. Compared with 2009’s sharp rebound, today’s investment environment requires a greater degree of investment skill, innovation, and expertise. We believe these attributes form the very core of Putnam’s analytic, active-management approach. It is important to recognize that volatility is not new to the markets. Patient investors know that these periods often present opportunities for market advances. With this in mind, we encourage you to focus on portfolio diversification and rely on the expertise of your financial advisor.

In other developments, Barbara M. Baumann has been elected to the Board of Trustees of the Putnam Funds, effective July 1, 2010. Ms. Baumann is president and owner of Cross Creek Energy Corporation of Denver, Colorado, a strategic consultant to domestic energy firms and direct investor in energy assets. We also want to thank Elizabeth T. Kennan, who recently retired from the Board of Trustees, for her many years of dedicated and thoughtful leadership.

As always, thank you for choosing Putnam.

Performance Summary (as of 6/30/10)

Investment objective

High current income, with a secondary objective of capital growth when consistent with achieving high current income

Net asset value June 30, 2010
Class IA: $6.34	Class IB: $6.30

Total return at net asset value
(as of 6/30/10)	Class IA shares*	Class IB shares†

6 months	3.30%	3.08%

1 year	23.58	23.47

5 years	34.41	32.82
Annualized	6.09	5.84

10 years	83.09	78.61
Annualized	6.23	5.97

Life	429.81	408.87
Annualized	7.72	7.53

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

Baa	4.0%

Ba	17.9%

B	47.8%

Caa & Below	25.0%

Not Rated	5.3%

Portfolio composition will vary over time. Allocations are represented as a percentage of net assets. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, if any, and the use of different classifications of securities for presentation purposes. Information is as of 6/30/10 and may not reflect trades entered into on that date.

Credit qualities are shown as a percentage of net assets as of 6/30/10. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes cash bonds and cash, and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments. Rated derivatives are shown in the applicable Moody’s category. Unrated derivatives are shown in the not-rated category. If the aggregate market value of unrated cash bonds plus unrealized losses on unrated derivatives is negative, the sum will be expressed as 0.0% for the not-rated category.

Putnam VT High Yield Fund 1

Report from your fund’s managers

How did the fund perform for the six months ended June 30, 2010?

For the six months ended June 30, 2010, Putnam VT High Yield Fund’s class IA shares returned 3.30% at net asset value. Within the high-yield universe, portfolios that had significant allocations to the lowest-rated area of the high-yield market or the bottom areas of the corporate capital structure outperformed their peer group over the past six months. The fund’s defensive position hurt its relative performance as the lower-rated tiers of the market outperformed.

What was the environment like during the period?

The period began with strong performance in the high-yield market and concluded with an environment challenged by volatility stemming from European sovereign debt concerns. Improvement in corporate fundamentals contributed to the rally. Investors, who had fled the market for fear of increasing defaults, flocked back as they began to see a gradually stabilizing economy and improving corporate business fundamentals.

Another positive factor behind the strong performance was a raft of new issuance. After evaporating during the 2008 market downturn, new issue supply resumed in the second quarter of 2009. Last year, more than $180 billion worth of high-yield debt was brought to market, and about 75% of that was used by high-yield companies to refinance debt. Refinancing helped provide additional financial flexibility for high-yield companies.

By the end of the period, the European sovereign debt crisis took center stage in both the equity and fixed-income markets as concerns were raised about other eurozone countries. The turmoil had an effect on the credit market as investors moved broadly toward higher-quality investments.

What were some detractors from performance relative to the benchmark?

Our overweight position in Harrah’s, the Las Vegas-based casino operator, hurt performance relative to the fund’s benchmark. While our holdings delivered positive returns on an absolute basis, the unsecured — or riskier — debt of Harrah’s outperformed the securities that we owned in the portfolio. Hence, being conservatively positioned within Harrah’s capital structure detracted from the fund’s relative performance. Another detractor was CIT, the consumer finance company. Our underweight to CIT hurt performance as financials was one of the best-performing areas of the high-yield market during the period.

What holdings contributed to performance?

Legrand, a French-based firm that manufactures wiring devices, cable management systems, and power distribution components, contributed. During the period, the European high-yield market performed well, and the company also experienced some fundamental improvements that aided relative performance. Another contributor to the fund was Surgical Care Affiliates, which owns ambulatory service centers. The firm experienced fundamental improvements as revenue and earnings grew over the period.

What is your outlook for the high-yield market?

We believe that the economy will continue to stabilize and exhibit slower, but still positive, growth for the second half of the year. We believe that high-yield defaults have peaked and will decline even further this year. More than 20% of the high-yield market has defaulted or experienced distressed exchanges over the past two years. This has purged many of the weakest credits from the market. We still believe the market offers attractive spreads, even after adjusting for potential credit losses. We recognize that positive credit cycles may endure for several years, and we have a positive outlook on the high-yield market.

Consider these risks before investing: Lower-rated bonds may offer higher yields in return for more risk. The use of derivatives involves special risks and may result in losses. Current and future portfolio holdings are subject to risk. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Your fund’s managers

Portfolio Manager Paul Scanlon is Team Leader of U.S. High Yield at Putnam. A CFA charterholder, he joined Putnam in 1999 and has been in the investment industry since 1986.

In addition to Paul, your fund’s portfolio managers are Norman Boucher and Robert Salvin.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT High Yield Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2010, to June 30, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/10		for the 6 months ended 6/30/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.78	$5.04	$3.76	$5.01

Ending
value (after
expenses)	$1,033.00	$1,030.80	$1,021.08	$1,019.84

Annualized
expense ratio	0.75%	1.00%	0.75%	1.00%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Putnam VT High Yield Fund 3

The fund’s portfolio 6/30/10 (Unaudited)

CORPORATE BONDS AND NOTES (86.0%)*		Principal amount	Value

Advertising and marketing services (0.1%)
Lamar Media Corp. 144A sr. sub. notes
7 7/8s, 2018		$280,000	$279,300

			279,300
Automotive (3.0%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		645,000	703,050

Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 11 1/4s, 2015 ‡‡		2,226,100	2,342,970

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014		1,180,000	991,200

Dana Corp. sr. notes 5.85s, 2015 (Escrow
acquired 4/24/08, cost $1,031) (In default) F †‡		1,540,000	2

Ford Motor Credit Co., LLC sr. unsec.
notes 8 1/8s, 2020		1,595,000	1,626,900

Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 7 1/2s, 2012		630,000	644,222

General Motors Corp. sr. unsec. notes 8 1/4s,
2023 (In default) †		1,565,000	473,413

General Motors Corp. sr. unsec.
unsub. notes 8 3/8s, 2033 (In default) †		1,535,000	491,200

Lear Corp. company guaranty sr. unsec. bond
7 7/8s, 2018		485,000	486,213

Lear Corp. company guaranty sr. unsec.
notes 8 1/8s, 2020		1,195,000	1,197,988

Navistar International Corp. sr. notes
8 1/4s, 2021		1,375,000	1,395,625

TRW Automotive, Inc. company
guaranty sr. unsec. unsub. notes Ser.
REGS, 6 3/8s, 2014	EUR	960,000	1,127,376

Visteon Corp. sr. unsec. unsub. notes 7s, 2014		$360,000	392,400

Visteon Corp. 144A sr. unsec. notes
12 1/4s, 2016		185,000	229,400

			12,101,959
Basic materials (8.1%)
Aleris International, Inc. company guaranty
sr. unsec. notes 9s, 2014 (In default) † ‡‡		1,320,000	9,867

AMH Holdings, Inc. sr. disc. unsec.
notes 11 1/4s, 2014		380,000	387,600

Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes
9 7/8s, 2016		1,015,000	1,088,588

Builders FirstSource, Inc. 144A company
guaranty sr. notes FRN 13s, 2016		767,000	784,258

Clondalkin Acquisition BV 144A company
guaranty sr. notes FRN 2.537s,
2013 (Netherlands)		1,010,000	873,650

Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019		1,105,000	1,129,172

FMG Finance Pty Ltd. 144A sr. sec. notes 10 5/8s,
2016 (Australia)		1,660,000	1,826,000

Freeport-McMoRan Copper & Gold, Inc. sr. unsec.
notes 8 3/8s, 2017		2,320,000	2,552,000

Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 7s, 2015		515,000	520,150

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty 9 3/4s, 2014		720,000	680,400

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 7 7/8s, 2014		200,000	193,000

Huntsman International, LLC 144A
sr. sub. notes 8 5/8s, 2020		425,000	393,125

Ineos Finance PLC 144A company
guaranty sr. notes 9s, 2015 (United Kingdom)		470,000	466,475

CORPORATE BONDS AND NOTES (86.0%)* cont.		Principal amount	Value

Basic materials cont.
Ineos Group Holdings PLC company
guaranty sr. notes 7 7/8s, 2016
(United Kingdom)	EUR	400,000	$351,835

Jefferson Smurfit 8 1/4s, 2012 (Escrow)		$340,000	—

Jefferson Smurfit Corp. company guaranty
8 1/4s, 2012 (In default) †		340,000	266,050

LBI Escrow Corp. 144A sr. notes 8s, 2017		1,715,000	1,766,450

Lyondell Chemical Co. sr. notes 11s, 2018		1,783,765	1,913,088

Metals USA, Inc. company guaranty sr. unsec.
notes 11 1/8s, 2015		705,000	740,250

Momentive Performance Materials, Inc. company
guaranty sr. notes 12 1/2s, 2014		1,035,000	1,128,150

Momentive Performance Materials, Inc. company
guaranty sr. unsec. notes 9 3/4s, 2014		760,000	718,200

NewPage Corp. company guaranty
sr. notes 11 3/8s, 2014		730,000	662,475

NewPage Holding Corp. sr. unsec. unsub.
notes FRN 7.527s, 2013 ‡‡		506,180	53,149

Novelis, Inc. company guaranty sr. unsec.
notes 11 1/2s, 2015		650,000	679,250

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015		1,335,000	1,288,275

PE Paper Escrow GmbH sr. notes Ser. REGS,
11 3/4s, 2014 (Austria)	EUR	290,000	383,435

PE Paper Escrow GmbH 144A sr. notes 12s,
2014 (Austria)		$1,115,000	1,225,106

Rhodia SA sr. unsec. notes FRN Ser. REGS,
3.394s, 2013 (France)	EUR	137,000	156,580

Rohm & Haas Co. sr. unsec. unsub. notes
7.85s, 2029		$1,245,000	1,353,925

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		1,360,000	1,343,000

Smurfit-Stone Container Corp. sr. notes unsec.
unsub. notes 8 3/8s, 2012 (In default) †		650,000	505,375

Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017		435,000	452,400

Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020		455,000	453,863

Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015		845,000	848,169

Steel Dynamics, Inc. sr. unsec.
unsub. notes 7 3/4s, 2016		460,000	462,300

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 7 5/8s, 2020		300,000	298,500

Stone Container Corp. 8 3/8s, 2012 (Escrow) F		650,000	—

Teck Resources, Ltd. sr. notes 10 3/4s,
2019 (Canada)		750,000	918,975

Teck Resources, Ltd. sr. notes 10 1/4s,
2016 (Canada)		870,000	1,026,600

Teck Resources, Ltd. sr. unsec. notes 6 1/8s,
2035 (Canada)		495,000	492,525

Tube City IMS Corp. company guaranty sr. unsec.
sub. notes 9 3/4s, 2015		350,000	338,625

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty Ser. B, 11 3/8s, 2016		445,000	379,363

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. sec. notes FRN Ser. B,
4.094s, 2014		905,000	776,038

Verso Paper Holdings, LLC/Verso Paper, Inc.
sr. notes 11 1/2s, 2014		645,000	694,988

			32,581,224

4 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount	Value

Broadcasting (2.6%)
Belo Corp. sr. unsec. unsub. notes 8s, 2016	$230,000	$236,325

Clear Channel Communications, Inc. company
guaranty unsec. unsub. notes 10 3/4s, 2016	740,000	519,850

Clear Channel Communications, Inc. sr. unsec.
unsub. notes 5s, 2012	220,000	187,550

Clear Channel Worldwide Holdings, Inc. 144A
company guaranty sr. unsec. unsub. notes Ser. A,
9 1/4s, 2017	360,000	358,200

Clear Channel Worldwide Holdings, Inc. 144A
company guaranty sr. unsec. unsub. notes Ser. B,
9 1/4s, 2017	1,200,000	1,206,000

DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	465,000	505,106

DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	405,000	419,175

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	1,025,000	1,066,000

Echostar DBS Corp. company guaranty 7 1/8s, 2016	770,000	771,925

Gray Television, Inc. 144A company
guaranty sr. notes 10 1/2s, 2015	800,000	776,000

Nexstar Broadcasting, Inc./Mission
Broadcasting, Inc. 144A sr. notes 8 7/8s, 2017	940,000	944,700

Sinclair Broadcast Group, Inc. company
guaranty 8s, 2012	470,000	458,838

Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015	445,000	472,813

Umbrella Acquisition, Inc. 144A company
guaranty sr. unsec. unsub. notes 9 3/4s, 2015 ‡‡	1,301,613	1,083,593

Univision Communications, Inc. 144A sr. sec.
notes 12s, 2014	210,000	225,225

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013	885,000	966,863

Young Broadcasting, Inc. company guaranty
sr. sub. notes 8 3/4s, 2014 (In default) †	290,000	3

Young Broadcasting, Inc. company
guaranty sr. unsec. sub. notes 10s,
2011 (In default) †	847,000	508

		10,198,674
Building materials (1.5%)
Building Materials Corp. 144A sr. notes 7s, 2020	700,000	693,000

Goodman Global Group, Inc. 144A sr. disc.
notes zero %, 2014	2,030,000	1,238,300

Goodman Global, Inc. company guaranty sr. unsec.
sub. notes 13 1/2s, 2016	540,000	594,000

Owens Corning, Inc. company guaranty unsec.
unsub. notes 9s, 2019	2,100,000	2,430,740

THL Buildco, Inc. (Nortek Holdings, Inc.)
sr. notes 11s, 2013	1,153,688	1,202,720

		6,158,760
Cable television (2.1%)
Adelphia Communications Corp. zero %, 2010 (Escrow)	80,000	1,008

Adelphia Communications Corp. zero %, 2010 (Escrow)	130,000	1,638

Adelphia Communications Corp. zero %, 2011 (Escrow)	755,000	9,513

Adelphia Communications Corp. escrow
bonds zero %, 2010	290,000	3,654

Atlantic Broadband Finance, LLC company
guaranty 9 3/8s, 2014	520,000	523,250

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	250,000	253,125

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	470,000	470,000

CORPORATE BONDS AND NOTES (86.0%)* cont.		Principal amount	Value

Cable television cont.
Cablevision Systems Corp. 144A sr. notes
8 5/8s, 2017		$930,000	$948,600

CCH II, LLC sr. notes 13 1/2s, 2016		1,473,502	1,716,630

CCO Holdings LLC/CCO Holdings Capital Corp.
144A company guaranty sr. notes 7 7/8s, 2018		375,000	376,875

Cequel Communications Holdings I LLC/Cequel
Capital Corp.Capital Corp. 144A sr. notes 8 5/8s, 2017		1,465,000	1,459,506

Charter Communications Operating LLC/Charter
Communications Operating Capital 144A company
guaranty sr. notes 8s, 2012		770,000	800,800

CSC Holdings LLC sr. unsec. unsub. notes
8 1/2s, 2014		40,000	41,700

Mediacom Broadband, LLC/Mediacom Broadband Corp.
sr. unsec. unsub. notes 8 1/2s, 2015		250,000	238,750

Mediacom LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019		360,000	347,400

NTL Cable PLC sr. notes 9 1/8s, 2016
(United Kingdom)		580,000	600,300

Virgin Media Finance PLC company
guaranty sr. notes Ser. 1, 9 1/2s, 2016
(United Kingdom)		275,000	290,469

Virgin Media Finance PLC company
guaranty sr. unsec. unsub. notes 9 1/2s,
2016 (United Kingdom)	EUR	140,000	180,537

			8,263,755
Capital goods (4.0%)
ACCO Brands Corp. company
guaranty sr. notes 10 5/8s, 2015		$585,000	634,725

Altra Holdings, Inc. 144A sr. notes 8 1/8s, 2016		1,205,000	1,194,456

BBC Holding Corp. sr. notes 8 7/8s, 2014		1,255,000	1,207,938

Berry Plastics Corp. 144A sr. notes 9 1/2s, 2018		685,000	626,775

Case New Holland, Inc. 144A sr. notes 7 7/8s,
2017 (Netherlands)		560,000	564,200

Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		805,000	782,863

DynCorp International, Inc. 144A sr. unsec.
notes 10 3/8s, 2017		360,000	360,900

Kratos Defense & Security Solutions, Inc. 144A
sr. notes 10s, 2017		915,000	928,725

L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		260,000	260,000

Legrand SA unsec. unsub. debs. 8 1/2s, 2025
(France)		2,235,000	2,708,527

Mueller Water Products, Inc. company
guaranty sr. unsec. notes 7 3/8s, 2017		1,365,000	1,197,788

Ryerson Holding Corp. 144A sr. disc.
notes zero %, 2015		1,295,000	571,419

Ryerson Tull, Inc. company guaranty sr. sec.
notes 12s, 2015		1,155,000	1,180,988

TD Funding Corp. 144A company
guaranty sr. sub. notes 7 3/4s, 2014		305,000	305,000

Tenneco, Inc. company guaranty 8 5/8s, 2014		595,000	600,206

Tenneco, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015		600,000	603,000

Thermadyne Holdings Corp. company
guaranty sr. unsec. sub. notes 11 1/2s, 2014		840,000	850,500

Thermon Industries, Inc. 144A company
guaranty sr. notes 9 1/2s, 2017		925,000	938,875

Transdigm, Inc. company guaranty sr. unsec.
sub. notes 7 3/4s, 2014		410,000	411,025

			15,927,910

Putnam VT High Yield Fund 5

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount	Value

Coal (1.7%)
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013	$1,435,000	$1,438,588

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2020	1,560,000	1,626,300

CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8s, 2017	920,000	949,900

International Coal Group, Inc. sr. notes
9 1/8s, 2018	830,000	830,000

Peabody Energy Corp. company guaranty
7 3/8s, 2016	1,795,000	1,869,044

		6,713,832
Commercial and consumer services (1.8%)
Aramark Corp. company guaranty 8 1/2s, 2015	910,000	919,100

Aramark Corp. company guaranty sr. unsec.
notes FRN 3.844s, 2015	160,000	147,200

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	1,175,000	1,222,000

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016	590,000	620,975

National Money Mart Co. 144A company
guaranty sr. notes 10 3/8s, 2016 (Canada)	940,000	954,100

Reddy Ice Corp. 144A sr. notes 11 1/4s, 2015	665,000	684,950

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	1,425,000	1,360,875

Travelport LLC company guaranty 11 7/8s, 2016	620,000	626,200

Travelport LLC company guaranty 9 7/8s, 2014	480,000	481,200

		7,016,600
Consumer (1.0%)
Jarden Corp. company
guaranty sr. sub. notes Ser. 1, 7 1/2s, 2020 EUR	135,000	157,117

Jarden Corp. company guaranty sr. unsec.
notes 8s, 2016	$360,000	369,900

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017	855,000	837,900

Visant Corp. company guaranty sr. unsec.
sub. notes 7 5/8s, 2012	1,265,000	1,265,000

Yankee Acquisition Corp. company
guaranty sr. notes Ser. B, 8 1/2s, 2015	1,380,000	1,395,525

		4,025,442
Consumer staples (5.1%)
Archibald Candy Corp. company guaranty 10s,
2010 (In default) F †	172,499	2,664

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016	775,000	723,656

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 5/8s, 2014	685,000	659,313

Avis Budget Car Rental, LLC 144A company
guaranty sr. notes 9 5/8s, 2018	195,000	196,950

Central Garden & Pet Co. sr. sub. notes
8 1/4s, 2018	945,000	936,731

Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014	600,000	588,000

Chiquita Brands International, Inc. sr. unsec.
unsub. notes 8 7/8s, 2015	205,000	203,463

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016	1,065,000	1,074,319

Dean Foods Co. company guaranty 7s, 2016	185,000	172,975

Dole Food Co. 144A sr. sec. notes 8s, 2016	470,000	471,175

Dole Food Co., Inc. sr. notes 13 7/8s, 2014	426,000	499,485

Elizabeth Arden, Inc. company guaranty
7 3/4s, 2014	860,000	853,550

Games Merger Corp. 144A sr. notes 11s, 2018	1,155,000	1,163,663

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount		Value

Consumer staples cont.
Great Atlantic & Pacific Tea Co. 144A
sr. notes 11 3/8s, 2015		$575,000	$478,688

Hertz Corp. company guaranty 8 7/8s, 2014		1,140,000	1,154,250

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	760,000	924,615

JBS USA LLC/JBS USA Finance, Inc.
sr. notes 11 5/8s, 2014		$340,000	381,225

Libbey Glass, Inc. 144A sr. notes 10s, 2015		385,000	398,475

Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		185,000	190,088

Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015		445,000	453,900

Pinnacle Foods Finance LLC 144A sr. unsec.
notes 9 1/4s, 2015		350,000	357,000

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2018		550,000	554,125

Revlon Consumer Products 144A company
guaranty sr. notes 9 3/4s, 2015		570,000	584,250

Rite Aid Corp. company
guaranty sr. notes 10 1/4s, 2019		295,000	293,894

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017		410,000	362,850

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		990,000	784,575

Smithfield Foods, Inc. sr. unsec. notes 7s, 2011		245,000	248,981

Smithfield Foods, Inc. sr. unsec. notes Ser. B,
7 3/4s, 2013		835,000	827,172

Smithfield Foods, Inc. 144A sr. sec. notes
10s, 2014		560,000	620,200

Spectrum Brands, Inc. sr. unsec. sub. bonds
12s, 2019 ‡‡		549,538	598,996

Spectrum Brands, Inc. 144A sr. notes
9 1/2s, 2018		460,000	474,375

Supervalu, Inc. sr. unsec. notes 8s, 2016		595,000	589,050

Tyson Foods, Inc. sr. unsec.
unsub. notes 10 1/2s, 2014		845,000	984,425

Wendy’s/Arby’s Restaurants LLC company
guaranty sr. unsec. unsub. notes 10s, 2016		1,640,000	1,705,600

			20,512,678
Energy (oil field) (2.2%)
Complete Production Services, Inc. company
guaranty 8s, 2016		670,000	654,925

Expro Finance Luxemburg 144A sr. notes 8 1/2s,
2016 (Luxembourg)		1,075,000	1,026,625

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016		2,065,000	1,899,800

Hercules Off shore, Inc. 144A sr. notes
10 1/2s, 2017		450,000	399,375

Key Energy Services, Inc. company
guaranty sr. unsec. unsub. notes 8 3/8s, 2014		1,370,000	1,361,438

Off shore Logistics, Inc. company guaranty
6 1/8s, 2013		1,065,000	1,049,025

Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014		810,000	806,963

Stallion Oilfield Holdings Ltd. 144A
sr. notes 10 1/2s, 2015		980,000	921,200

Trico Shipping AS 144A sr. notes 11 7/8s,
2014 (Norway)		580,000	556,800

			8,676,151
Entertainment (0.5%)
AMC Entertainment, Inc. company guaranty 11s, 2016		129,000	135,450

Cinemark, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2019		365,000	366,825

6 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount	Value

Entertainment cont.
Marquee Holdings, Inc. sr. disc. notes 9.505s, 2014	$1,275,000	$1,048,678

Universal City Development Partners, Ltd. 144A
sr. notes 8 7/8s, 2015	360,000	361,800

Universal City Development Partners, Ltd. 144A
sr. sub. notes 10 7/8s, 2016	240,000	244,800

		2,157,553
Financials (7.6%)
American General Finance Corp. sr. unsec.
notes Ser. MTN, 6.9s, 2017	1,870,000	1,488,988

American General Finance Corp. sr. unsec.
notes Ser. MTNI, Class I, 4 7/8s, 2012	1,010,000	914,050

American General Finance Corp. sr. unsec. notes,
MTN Ser. J, 5 5/8s, 2011	300,000	289,125

BAC Capital Trust VI bank guaranty jr. unsec.
sub. notes 5 5/8s, 2035	600,000	505,504

BAC Capital Trust XI bank guaranty jr. unsec.
sub. notes 6 5/8s, 2036	545,000	498,314

BankAmerica Capital II bank guaranty jr. unsec.
sub. notes 8s, 2026	225,000	218,250

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s, 2017	500,000	560,000

CIT Group, Inc. sr. bond 7s, 2017	3,281,448	2,953,303

CIT Group, Inc. sr. bond 7s, 2016	1,447,462	1,320,809

CIT Group, Inc. sr. bond 7s, 2015	1,123,477	1,036,408

CIT Group, Inc. sr. bond 7s, 2014	493,477	465,102

CIT Group, Inc. sr. bond 7s, 2013	853,984	817,690

E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	560,000	504,000

E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017 ‡‡	666,000	707,625

GMAC, Inc. 144A company guaranty sr. unsec.
notes 8s, 2020	425,000	415,438

GMAC, LLC company guaranty sr. unsec. notes 7s, 2012	955,000	960,969

GMAC, LLC company guaranty sr. unsec. notes
6 7/8s, 2012	928,000	930,320

GMAC, LLC company guaranty sr. unsec. notes
6 5/8s, 2012	69,000	69,000

GMAC, LLC company guaranty sr. unsec.
notes Ser. 8, 6 3/4s, 2014	1,311,000	1,268,393

GMAC, LLC company guaranty sr. unsec.
unsub. notes FRN 2.738s, 2014	128,000	110,179

GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011	230,000	232,897

GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	480,000	464,057

GMAC, LLC 144A company guaranty sr. unsec.
notes 8.3s, 2015	965,000	977,063

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	895,000	837,720

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	335,000	307,363

Icahn Enterprises LP/Ichan Enterprises
Finance Corp. 144A sr. notes 8s, 2018	1,500,000	1,455,000

iStar Financial, Inc. sr. unsec.
unsub. notes Ser. B, 5.95s, 2013 R	625,000	493,750

Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	400,000	410,000

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	620,000	598,300

NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027	215,000	209,625

Nuveen Investments, Inc. company
guaranty sr. unsec. unsub. notes 10 1/2s, 2015	725,000	630,750

Provident Funding Associates 144A
sr. notes 10 1/4s, 2017	785,000	792,850

Residential Capital LLC company guaranty jr.
notes 9 5/8s, 2015	1,985,000	1,955,225

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount	Value

Financials cont.
Reynolds Group DL Escrow, Inc./Reynolds Group
Escrow, LLC 144A sr. sec. notes 7 3/4s, 2016
(Luxembourg)	$445,000	$434,988

Reynolds Group Issuer, Inc. 144A
sr. notes 8 1/2s, 2018	1,120,000	1,099,000

Royal Bank of Scotland Group PLC jr. unsec.
sub. bonds FRB 7.648s, 2049 (United Kingdom)	760,000	577,600

SLM Corp. sr. notes Ser. MTN, 8s, 2020	655,000	575,212

SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013	2,130,000	2,036,208

USI Holdings Corp. 144A company
guaranty sr. unsec. notes FRN 4.311s, 2014	215,000	175,763

		30,296,838
Gaming and lottery (3.0%)
American Casino & Entertainment Properties LLC
sr. notes 11s, 2014	855,000	812,250

Ameristar Casinos, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014	580,000	607,550

Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014	205,000	179,375

Harrah’s Operating Co., Inc. company
guaranty sr. notes 10s, 2018	1,697,000	1,391,540

Harrah’s Operating Co., Inc. company
guaranty sr. notes 10s, 2015	230,000	211,600

Harrah’s Operating Co., Inc. sr. notes 11 1/4s, 2017	1,620,000	1,705,050

Harrahs Operating Corp. 144A sr. notes 12 3/4s, 2018	350,000	334,250

Isle of Capri Casinos, Inc. company guaranty 7s, 2014	945,000	850,500

Mashantucket Western Pequot Tribe 144A
bonds 8 1/2s, 2015 (In default) †	1,445,000	220,363

MGM Mirage, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2015	390,000	307,125

MGM Mirage, Inc. sr. notes 10 3/8s, 2014	155,000	168,563

MGM Mirage, Inc. 144A sr. notes 9s, 2020	175,000	179,813

MTR Gaming Group, Inc. company
guaranty sr. notes 12 5/8s, 2014	1,115,000	1,117,778

Penn National Gaming, Inc. sr. unsec.
sub. notes 8 3/4s, 2019	225,000	231,188

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	1,075,000	1,007,813

Pinnacle Entertainment, Inc. 144A
sr. notes 8 5/8s, 2017	240,000	247,200

Pinnacle Entertainment, Inc. 144A
sr. sub. notes 8 3/4s, 2020	115,000	106,519

Station Casinos, Inc. sr. notes 6s,
2012 (In default) †	1,020,000	60,563

Trump Entertainment Resorts, Inc. sec.
notes 8 1/2s, 2015 (In default) †	2,130,000	5,325

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
1st mtge. Ser. EXCH, 6 5/8s, 2014	725,000	726,813

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	1,495,000	1,601,519

		12,072,697
Health care (6.9%)
Biomet, Inc. company guaranty sr. unsec. bond
10s, 2017	1,290,000	1,386,750

Capella Healthcare, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017	1,070,000	1,080,700

Community Health Systems, Inc. company
guaranty 8 7/8s, 2015	645,000	665,156

DaVita, Inc. company guaranty 6 5/8s, 2013	1,050,000	1,051,313

DaVita, Inc. company guaranty sr. unsec.
sub. notes 7 1/4s, 2015	275,000	275,000

Elan Finance PLC/Elan Finance Corp. 144A company
guaranty sr. notes 8 3/4s, 2016 (Ireland)	1,195,000	1,166,619

Putnam VT High Yield Fund 7

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount	Value

Health care cont.
HCA, Inc. company guaranty sr. notes 9 7/8s, 2017	$320,000	$344,000

HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 ‡‡	1,335,000	1,428,450

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019	1,540,000	1,632,400

HCA, Inc. sr. sec. notes 9 1/4s, 2016	1,020,000	1,081,200

HCA, Inc. sr. sec. notes 9 1/8s, 2014	1,345,000	1,407,206

Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	1,065,000	1,009,088

IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014	340,000	338,300

Lantheus Medical Imaging, Inc. 144A
sr. notes 9 3/4s, 2017	360,000	356,400

Psychiatric Solutions, Inc. company
guaranty 7 3/4s, 2015	1,015,000	1,040,375

Psychiatric Solutions, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2015	375,000	384,375

Quintiles Transnational Corp. 144A
sr. notes 9 1/2s, 2014 ‡‡	355,000	356,775

Select Medical Corp. company guaranty 7 5/8s, 2015	1,030,000	968,200

Service Corporation International debs. 7 7/8s, 2013	688,000	704,340

Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,785,000	1,760,456

Sun Healthcare Group, Inc. company
guaranty sr. unsec. unsub. notes 9 1/8s, 2015	90,000	94,275

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	1,275,000	1,259,063

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡	174,488	171,434

Talecris Biotherapeutics Holdings Corp. 144A
sr. unsec. notes 7 3/4s, 2016	605,000	644,325

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 10s, 2018	250,000	276,250

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 9s, 2015	1,465,000	1,549,238

United Surgical Partners International, Inc.
company guaranty sr. unsec. sub. notes 8 7/8s, 2017	390,000	389,025

US Oncology Holdings, Inc. sr. unsec. notes FRN
6.643s, 2012 ‡‡	1,274,000	1,184,820

US Oncology, Inc. company guaranty sr. unsec.
sub. notes 10 3/4s, 2014	670,000	686,750

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R	2,305,000	2,439,233

Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014 R	395,000	404,215

		27,535,731
Homebuilding (1.4%)
Lennar Corp. 144A company guaranty sr. unsec.
notes 6.95s, 2018	1,090,000	948,300

M/I Schottenstein Homes, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2012	935,000	925,650

Meritage Homes Corp. 144A company
guaranty sr. unsec. unsub. notes 7.15s, 2020	95,000	85,025

Realogy Corp. company guaranty sr. notes 11s, 2014 ‡‡	269,028	224,638

Realogy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	1,820,000	1,542,450

Standard Pacific Corp. company
guaranty sr. notes 10 3/4s, 2016	630,000	674,100

Standard Pacific Corp. company
guaranty sr. notes 8 3/8s, 2018	365,000	346,750

Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes 7s, 2015	545,000	504,125

Standard Pacific Corp. company
guaranty sr. unsec. unsub. notes 6 1/4s, 2014	160,000	148,400

		5,399,438

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount	Value

Household furniture and appliances (0.2%)
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	$751,000	$829,855

		829,855
Lodging/Tourism (0.4%)
FelCor Lodging LP company guaranty sr. notes
10s, 2014 R	1,225,000	1,280,125

Seminole Hard Rock Entertainment, Inc. 144A
sr. notes FRN 3.037s, 2014	440,000	374,000

		1,654,125
Media (1.8%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	945,000	992,250

Affinion Group, Inc. company guaranty 10 1/8s, 2013	255,000	261,375

Affinity Group, Inc. sr. sub. notes 9s, 2012	1,295,000	966,394

Interpublic Group of Companies, Inc. (The)
sr. unsec. notes 10s, 2017	205,000	226,013

Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	920,000	940,700

Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 ††	1,345,000	1,281,113

QVC Inc. 144A sr. notes 7 3/8s, 2020	470,000	457,075

QVC Inc. 144A sr. sec. notes 7 1/2s, 2019	820,000	805,650

WMG Acquisition Corp. company guaranty sr. sec.
notes 9 1/2s, 2016	675,000	718,875

WMG Acquisition Corp. company
guaranty sr. sub. notes 7 3/8s, 2014	425,000	404,813

WMG Holdings Corp. company guaranty sr. unsec.
disc. notes 9 1/2s, 2014	220,000	218,900

		7,273,158
Oil and gas (7.7%)
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015	365,000	264,625

Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	304,000	282,720

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	1,045,000	961,400

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015	250,000	276,250

Compton Petroleum Corp. company guaranty 7 5/8s,
2013 (Canada)	1,720,000	1,376,000

Comstock Resources, Inc. company
guaranty sr. unsub. notes 8 3/8s, 2017	640,000	635,200

Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,000,000	992,500

Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)	1,250,000	1,234,375

Connacher Oil and Gas, Ltd. 144A sr. sec.
notes 11 3/4s, 2014 (Canada)	885,000	946,950

Crosstex Energy/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	985,000	983,769

Denbury Resources, Inc. company
guaranty sr. sub. notes 9 3/4s, 2016	155,000	167,400

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020	682,000	713,543

Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,135,000	1,146,350

Ferrellgas LP/Ferrellgas Finance sr. notes 6 3/4s, 2014	1,490,000	1,460,200

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes Ser. UNRE, 6 3/4s, 2014	110,000	107,800

Forest Oil Corp. sr. notes 8s, 2011	1,390,000	1,445,600

Inergy LP/Inergy Finance Corp. sr. unsec.
notes 6 7/8s, 2014	1,995,000	1,965,075

Newfield Exploration Co. sr. unsec.
sub. notes 7 1/8s, 2018	265,000	263,013

Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014	1,720,000	1,730,750

8 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount	Value

Oil and gas cont.
OPTI Canada, Inc. company guaranty sr. sec.
notes 8 1/4s, 2014 (Canada)	$765,000	$665,550

OPTI Canada, Inc. company guaranty sr. sec.
notes 7 7/8s, 2014 (Canada)	1,750,000	1,522,500

PetroHawk Energy Corp. company guaranty
9 1/8s, 2013	990,000	1,032,075

PetroHawk Energy Corp. company
guaranty sr. unsec. notes 10 1/2s, 2014	140,000	150,500

Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018	1,030,000	1,063,475

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	245,000	242,550

Plains Exploration & Production Co. company
guaranty 7s, 2017	1,600,000	1,528,000

Quicksilver Resources, Inc. company
guaranty 7 1/8s, 2016	290,000	267,525

Quicksilver Resources, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2015	355,000	350,563

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	515,000	567,788

Rosetta Resources, Inc. 144A company
guaranty sr. unsec. notes 9 1/2s, 2018	780,000	776,100

Sabine Pass LNG LP sec. notes 7 1/2s, 2016	1,555,000	1,294,538

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	1,550,000	1,468,625

SandRidge Energy, Inc. 144A sr. unsec.
notes 9 7/8s, 2016	485,000	492,275

Whiting Petroleum Corp. company guaranty 7s, 2014	685,000	698,700

Williams Cos., Inc. (The) notes 7 3/4s, 2031	704,000	756,342

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	337,000	386,233

Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	435,000	438,766

		30,655,625
Publishing (1.0%)
American Media Operations, Inc. 144A
sr. sub. notes 14s, 2013 ‡‡	1,395,512	893,128

American Media Operations, Inc. 144A sr. unsec.
notes 9s, 2013 ‡‡	111,368	71,276

Cengage Learning Acquisitions, Inc. 144A
sr. notes 10 1/2s, 2015	1,085,000	1,009,050

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	690,000	662,400

Cenveo Corp. 144A company guaranty sr. unsec.
notes 10 1/2s, 2016	220,000	223,850

McClatchy Co. (The) 144A company
guaranty sr. notes 11 1/2s, 2017	785,000	796,775

Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014 ‡‡	784,184	327,397

		3,983,876
Regional Bells (1.2%)
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015	375,000	351,563

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018	880,000	800,800

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018	655,000	650,088

Frontier Communications Corp. 144A
sr. notes 8 1/2s, 2020	795,000	796,988

Frontier Communications Corp. 144A
sr. notes 8 1/4s, 2017	915,000	918,431

Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	180,000	180,450

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	285,000	305,663

Qwest Corp. sr. unsec. unsub. notes 8 3/8s, 2016	240,000	262,200

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	555,000	532,800

		4,798,983

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount	Value

Retail (3.2%)
Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	$265,000	$261,025

Blockbuster, Inc. 144A company
guaranty sr. notes 11 3/4s, 2014	563,000	365,950

Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	1,110,000	1,090,575

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	1,005,000	1,040,175

Dollar General Corp. company guaranty sr. unsec.
notes 10 5/8s, 2015	636,000	695,625

Harry & David Operations Corp. company
guaranty sr. unsec. notes 9s, 2013	860,000	563,300

Harry & David Operations Corp. company
guaranty sr. unsec. notes FRN 5.538s, 2012	285,000	181,688

Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020	345,000	347,156

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2015	825,000	909,563

Michaels Stores, Inc. company guaranty
11 3/8s, 2016	1,195,000	1,242,800

Neiman-Marcus Group, Inc. company
guaranty sr. unsec. notes 9s, 2015 ‡‡	1,773,618	1,778,052

Neiman-Marcus Group, Inc. company
guaranty sr. unsec. sub. notes 10 3/8s, 2015	470,000	478,225

Toys R Us Property Co., LLC 144A company
guaranty sr. unsec. notes 10 3/4s, 2017	1,505,000	1,644,213

Toys R Us Property Co., LLC 144A
sr. notes 8 1/2s, 2017	805,000	825,125

United Auto Group, Inc. company guaranty
7 3/4s, 2016	1,335,000	1,254,900

		12,678,372
Technology (4.5%)
Advanced Micro Devices, Inc. 144A sr. unsec.
notes 8 1/8s, 2017	610,000	606,950

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	950,300	855,270

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	1,010,000	911,525

Compucom Systems, Inc. 144A
sr. sub. notes 12 1/2s, 2015	430,000	452,575

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015 ‡‡	2,149,595	1,574,578

First Data Corp. company guaranty sr. unsec.
notes 9 7/8s, 2015	490,000	372,400

First Data Corp. company guaranty sr. unsec.
sub. notes 11 1/4s, 2016	1,130,000	694,950

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2014 ‡‡	1,722,632	1,541,756

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	190,000	173,375

Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes 10 1/8s, 2016	1,182,000	945,600

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	495,000	506,138

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	870,000	859,125

Iron Mountain, Inc. company guaranty 6 5/8s, 2016	735,000	722,138

Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	90,000	91,800

Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	145,000	95,700

NXP BV/NXP Funding, LLC company
guaranty Ser. EXCH, 9 1/2s, 2015 (Netherlands)	735,000	615,563

NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN Ser. EXCH, 3.053s, 2013 (Netherlands)	590,000	504,450

Putnam VT High Yield Fund 9

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount	Value

Technology cont.
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH,
7 7/8s, 2014 (Netherlands)	$1,155,000	$1,059,713

SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	980,000	1,011,850

SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	694,000	705,278

SunGard Data Systems, Inc. company
guaranty sr. unsec. unsub. notes 10 5/8s, 2015	296,000	316,350

Syniverse Technologies, Inc.
sr. sub. notes Ser. B, 7 3/4s, 2013	990,000	965,250

Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	280,000	302,400

Unisys Corp. 144A company
guaranty sr. sub. notes 14 1/4s, 2015	1,405,000	1,626,288

Xerox Capital Trust I company guaranty 8s, 2027	550,000	552,961

		18,063,983
Telecommunications (7.3%)
CC Holdings GS V, LLC/Crown Castle GS III Corp.
144A sr. sec. notes 7 3/4s, 2017	350,000	370,125

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015	1,190,000	1,179,588

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015	885,000	881,681

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019	235,000	229,713

Digicel Group, Ltd. 144A sr. notes 10 1/2s,
2018 (Jamaica)	500,000	515,625

Digicel Group, Ltd. 144A sr. notes 8 1/4s,
2017 (Jamaica)	855,000	846,450

Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s,
2015 (Jamaica)	350,000	342,125

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United Kingdom)	415,000	424,338

Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)	1,945,000	1,969,313

Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/2s, 2015 (Luxembourg)	530,000	539,275

Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Luxembourg)	625,000	621,875

Intelsat Jackson Holding Co. company
guaranty sr. unsec. notes 11 1/4s, 2016 (Bermuda)	2,525,000	2,701,750

Intelsat Subsidiary Holding Co., Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015 (Bermuda)	450,000	457,313

Intelsat Subsidiary Holding Co., Ltd. company
guaranty sr. unsec. notes 8 1/2s, 2013 (Bermuda)	175,000	176,313

Level 3 Financing, Inc. company guaranty
9 1/4s, 2014	1,425,000	1,293,188

Level 3 Financing, Inc. company guaranty
8 3/4s, 2017	285,000	246,525

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014	2,175,000	2,240,250

Nextel Communications, Inc. company
guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015	1,785,000	1,695,750

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	1,580,000	1,662,950

Nordic Telephone Co. Holdings ApS 144A sr. sec.
bond 8 7/8s, 2016 (Denmark)	260,000	267,150

PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	310,000	301,475

PAETEC Holding Corp. 144A company
guaranty sr. notes 8 7/8s, 2017	645,000	645,000

CORPORATE BONDS AND NOTES (86.0%)* cont.		Principal amount	Value

Telecommunications cont.
SBA Telecommunications, Inc. 144A company
guaranty sr. notes 8 1/4s, 2019		$155,000	$163,138

SBA Telecommunications, Inc. 144A company
guaranty sr. notes 8s, 2016		785,000	812,475

Sprint Capital Corp. company guaranty
6 7/8s, 2028		2,260,000	1,875,800

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,020,000	1,020,000

West Corp. company guaranty 9 1/2s, 2014		1,260,000	1,266,300

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017 (Netherlands)		1,505,000	1,542,625

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017 (Netherlands)	EUR	85,000	106,634

Wind Acquisition Holdings Finance SA
144A company guaranty sr. notes zero %,
2017 (Italy) ‡‡		$625,000	568,750

Windstream Corp. company guaranty
8 5/8s, 2016		1,480,000	1,491,100

Windstream Corp. company guaranty
8 1/8s, 2013		730,000	754,638

			29,209,232
Telephone (0.4%)
Cricket Communications, Inc. company
guaranty 9 3/8s, 2014		1,165,000	1,182,475

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		600,000	612,000

			1,794,475
Textiles (0.7%)
Hanesbrands, Inc. company guaranty sr. unsec.
notes FRN Ser. B, 4.121s, 2014		1,490,000	1,409,913

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		550,000	557,563

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		80,000	82,800

Levi Strauss & Co. 144A sr. notes 7 5/8s, 2020		655,000	641,900

			2,692,176
Tire and rubber (0.4%)
Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016		1,350,000	1,468,125

			1,468,125
Transportation (0.2%)
RailAmerica, Inc. company
guaranty sr. notes 9 1/4s, 2017		885,000	927,038

			927,038
Utilities and power (4.4%)
AES Corp. (The) sr. unsec. notes 8s, 2020		380,000	381,900

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		730,000	737,300

AES Corp. (The) 144A sec. notes 8 3/4s, 2013		399,000	403,988

Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		1,345,000	1,291,200

Colorado Interstate Gas Co. debs. 6.85s, 2037
(Canada)		1,055,000	1,066,113

Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		775,000	535,719

Dynegy-Roseton Danskamme company
guaranty Ser. B, 7.67s, 2016		1,130,000	991,575

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		525,000	364,875

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		120,000	103,200

Edison Mission Energy sr. unsec. notes 7.2s, 2019		550,000	338,250

Edison Mission Energy sr. unsec. notes 7s, 2017		30,000	19,200

El Paso Corp. sr. unsec. notes 12s, 2013		250,000	288,750

El Paso Natural Gas Co. debs. 8 5/8s, 2022		360,000	429,385

Energy Future Holdings Corp. company
guaranty sr. unsec. notes zero %, 2017 ‡‡		980,500	637,325

Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011		265,000	275,600

Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016		170,000	173,825

10 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (86.0%)* cont.	Principal amount	Value

Utilities and power cont.
Mirant Americas Generation, Inc. sr. unsec.
notes 9 1/8s, 2031	$690,000	$634,800

Mirant Americas Generation, Inc. sr. unsec.
notes 8.3s, 2011	670,000	685,075

Mirant North America, LLC company
guaranty 7 3/8s, 2013	1,365,000	1,395,713

NRG Energy, Inc. company guaranty 7 3/8s, 2017	685,000	676,438

NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,150,000	3,134,250

PNM Resources, Inc. unsec. unsub. notes
9 1/4s, 2015	340,000	361,675

Sierra Pacific Resources sr. unsec. notes
8 5/8s, 2014	855,000	878,513

Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7s, 2028	140,000	147,960

Texas Competitive Electric Holdings Co., LLC
company guaranty sr. unsec. notes zero %, 2016
(United Kingdom) ‡‡	1,241,093	794,300

Texas Competitive Electric Holdings Co., LLC
company guaranty sr. unsec. notes Ser. B,
10 1/4s, 2015 (United Kingdom)	1,335,000	881,100

Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011	38,000	39,316

		17,667,345
Total corporate bonds and notes (cost $342,422,017)		$343,614,910

SENIOR LOANS (6.1%)* [c]	Principal amount	Value

Automotive (0.1%)
Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	$495,000	$526,350

		526,350
Basic materials (0.4%)
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	502,500	480,516

Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	502,500	480,516

Smurfit-Stone Container Enterprises, Inc. bank
term loan FRN 6 3/4s, 2016 U	625,000	622,098

		1,583,130
Broadcasting (0.2%)
Clear Channel Communications, Inc. bank term loan
FRN Ser. B, 4.004s, 2016	503,910	389,270

Univision Communications, Inc. bank term loan FRN
Ser. B, 2.54s, 2014	700,552	586,713

		975,983
Communication services (0.2%)
CCO Holdings, LLC / CCO Holdings Capital Corp.
bank term loan FRN Ser. D, 3.038s, 2014	785,000	696,688

		696,688
Consumer cyclicals (1.5%)
CCM Merger, Inc. bank term loan FRN Ser. B,
8 1/2s, 2012	1,203,842	1,178,260

Dex Media West, LLC bank term loan FRN Ser. A,
7 1/2s, 2014	175,980	157,722

GateHouse Media, Inc. bank term loan FRN Ser. B,
2.35s, 2014	617,720	250,640

GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.35s, 2014	230,492	93,522

Golden Nugget, Inc. bank term loan FRN 3.365s, 2014	102,749	82,071

Golden Nugget, Inc. bank term loan FRN Ser. B,
3.355s, 2014	180,504	144,178

QVC, Inc. bank term loan FRN 5.847s, 2014	56,395	56,219

Reynolds Consumer Products, Inc. bank term loan
FRN Ser. B, 6 1/4s, 2015	511,781	507,175

Six Flags Theme Parks bank term loan FRN 9 1/4s, 2016	635,000	630,238

SENIOR LOANS (6.1%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Six Flags Theme Parks bank term loan FRN Ser. B,
6s, 2016	$985,000	$974,527

Thomas Learning bank term loan FRN Ser. B,
2.79s, 2014	474,625	408,949

Travelport, LLC bank term loan FRN Ser. C,
10 1/2s, 2013	163,350	163,622

Tribune Co. bank term loan FRN Ser. B, 5 1/4s,
2014 (In default) †	2,046,625	1,243,325

		5,890,448
Consumer staples (0.7%)
Claire’s Stores, Inc. bank term loan FRN 3.04s, 2014	1,074,787	891,905

Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.851s, 2014	446,812	417,131

Revlon Consumer Products bank term loan FRN
6s, 2015	640,000	621,485

Rite-Aid Corp. bank term loan FRN 9 1/2s, 2015	672,639	680,626

Rite-Aid Corp. bank term loan FRN Ser. B,
2.107s, 2014	83,008	71,428

Spectrum Brands, Inc. bank term loan FRN 8s, 2016	275,000	275,115

		2,957,690
Energy (0.1%)
MEG Energy Corp. bank term loan FRN 6s,
2016 (Canada)	253,088	245,020

		245,020
Entertainment (0.3%)
Universal City Development Partners, Ltd. bank
term loan FRN Ser. B, 5 1/2s, 2014	1,069,625	1,063,376

		1,063,376
Financials (0.4%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	475,000	461,463

CB Richard Ellis Services, Inc. bank term loan
FRN Ser. B, 6.059s, 2013	298,758	297,354

HUB International Holdings, Inc. bank term loan
FRN 6 3/4s, 2014	456,550	436,005

iStar Financial, Inc. bank term loan FRN 1.751s,
2011	350,000	312,187

Nuveen Investments, Inc. bank term loan FRN
Ser. B, 3.325s, 2014	302,035	253,049

		1,760,058
Gaming and lottery (0.1%)
Harrah’s Operating Co., Inc. bank term loan FRN
Ser. B, 7.815s, 2016	283,575	283,414

		283,414
Health care (0.6%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2016	887,775	860,587

IASIS Healthcare, LLC/IASIS Capital Corp. bank
term loan FRN 5.588s, 2014	1,804,110	1,601,148

Select Medical Corp. bank term loan FRN Ser. B,
2.484s, 2012	138,865	133,773

		2,595,508
Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 0.081s, 2013	74,077	62,521

Realogy Corp. bank term loan FRN Ser. B, 3.292s, 2013	276,149	233,070

		295,591
Technology (0.3%)
Compucom Systems, Inc. bank term loan FRN 3.86s, 2014	442,352	414,705

First Data Corp. bank term loan FRN Ser. B1,
3.094s, 2014	957,538	805,130

		1,219,835
Telecommunications (—%)
Level 3 Financing, Inc. bank term loan FRN
Ser. B, 8.956s, 2014	75,000	80,344

		80,344

Putnam VT High Yield Fund 11

SENIOR LOANS (6.1%)* [c] cont.	Principal amount	Value

Transportation (0.4%)
Swift Transportation Co., Inc. bank term loan FRN
8 1/4s, 2014	$1,760,938	$1,625,200

		1,625,200
Utilities and power (0.6%)
TXU Energy Corp. bank term loan FRN Ser. B2,
3.974s, 2014	771,687	568,637

TXU Energy Corp. bank term loan FRN Ser. B3,
3.85s, 2014	2,716,358	2,000,342

		2,568,979
Total senior loans (cost $26,137,794)		$24,367,614

COMMON STOCKS (2.8%)*	Shares	Value

AES Corp. (The) †	46,340	$428,182

Alliance Imaging, Inc. †	109,558	442,614

Alpha Natural Resources, Inc. †	13,305	450,640

American Media, Inc. 144A F	22,316	2

Avis Budget Group, Inc. †	23,540	231,163

Bohai Bay Litigation, LLC (Escrow) F	2,670	8,329

CIT Group, Inc. †	10,240	346,726

Dana Holding Corp. †	33,914	339,140

Decrane Aircraft Holdings, Inc. F	11,167	11

El Paso Corp.	34,660	385,073

FelCor Lodging Trust, Inc. † R	59,595	297,379

Freeport-McMoRan Copper & Gold, Inc. Class B	7,677	453,941

Interpublic Group of Companies, Inc. (The) †	44,085	314,326

Louisiana-Pacific Corp. †	50,761	339,591

LyondellBasell Industries NV Class A (Netherlands) †	19,775	319,366

LyondellBasell Industries NV Class B (Netherlands) †	7,540	121,771

Macy’s, Inc.	27,835	498,247

Nortek, Inc. †	20,318	853,356

Pactiv Corp. †	12,020	334,757

PetroHawk Energy Corp. †	29,380	498,579

Public Service Enterprise Group, Inc.	19,440	609,055

Qwest Communications International, Inc.	104,175	546,919

Sealy Corp. †	195,994	523,304

Service Corporation International	69,075	511,155

Spectrum Brands Holdings, Inc. †	28,057	711,526

Sprint Nextel Corp. †	133,510	566,082

Stallion Oilfield Holdings, Ltd.	24,082	361,230

Thermadyne Holdings Corp. †	23,641	255,559

TRW Automotive Holdings Corp. †	19,385	534,444

Vertis Holdings, Inc. F	33,617	34

Total common stocks (cost $12,873,271)		$11,282,501

CONVERTIBLE BONDS AND NOTES (2.1%)*	Principal amount	Value

Acquicor Technology, Inc. 144A cv. notes 8s, 2011	$607,000	$582,720

Advanced Micro Devices, Inc. cv. sr. unsec.
notes 6s, 2015	210,000	199,500

Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	725,000	718,656

Digital Realty Trust LP 144A cv. sr. unsec.
notes 5 1/2s, 2029 R	415,000	590,856

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	402,000	500,972

General Cable Corp. cv. unsec.
sub. notes stepped-coupon 4 1/2s (2 1/4s,
11/15/19) 2029 ††	639,000	599,063

General Growth Properties, Inc.
144A cv. sr. notes 3.98s,
2027 (In default) † R	460,000	471,500

CONVERTIBLE BONDS AND NOTES (2.1%)* cont.		Principal amount		Value

Leap Wireless International, Inc. cv. sr. unsec.
notes 4 1/2s, 2014			$480,000	$402,000

Level 3 Communications, Inc. cv. sr. unsec.
unsub. notes 5 1/4s, 2011			260,000	248,950

Level 3 Communications, Inc. cv. sr. unsec.
unsub. notes 3 1/2s, 2012			600,000	547,500

Owens Brockway Glass Container, Inc.
144A cv. sr. notes 3s, 2015			485,000	445,376

Pantry, Inc. (The) cv. company
guaranty sr. unsec. sub. notes 3s, 2012			1,380,000	1,276,500

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			300,000	324,750

Trinity Industries, Inc. cv. unsec.
sub. notes 3 7/8s, 2036			690,000	529,575

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s,
2016			545,000	638,331

XM Satellite Radio Holdings, Inc.
144A cv. sr. unsec. sub. notes 7s, 2014			494,000	459,173

Total convertible bonds and notes (cost $7,768,421)				$8,535,422

CONVERTIBLE PREFERRED STOCKS (0.8%)*			Shares	Value

Crown Castle International Corp. $3.125
cum. cv. pfd.			11,043	$619,899

Dole Food Automatic Exchange 144A 7.00% cv. pfd. †			34,600	366,760

Great Plains Energy, Inc. $6.00 cv. pfd.			6,470	380,630

Hartford Financial Services Group, Inc. (The)
$1.182 cv. pfd.			24,660	570,632

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †			1,120	1,646

PPL Corp. $4.75 cv. pfd.			12,042	624,378

XL Capital, Ltd. $2.687 cv. pfd.			22,965	577,110

Total convertible preferred stocks (cost $4,087,483)				$3,141,055

PREFERRED STOCKS (0.3%)*			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. ‡‡			8,000	$56,000

GMAC, Inc. 144A Ser. G, 7.00% pfd.			1,474	1,145,713

Total preferred stocks (cost $726,870)				$1,201,713

WARRANTS (—%)* †	Expiration date	Strike Price	Warrants	Value

Charter Communication
Class A	11/30/14	$46.86	37	$222

New ASAT (Finance), Ltd.
(Cayman Islands) F	2/01/11	0.01	179,400	—

Smurfit Kappa Group PLC
144A (Ireland)	10/01/13	EUR 0.001	432	18,639

Vertis Holdings, Inc. F	10/18/15	$0.01	2,656	—

Total warrants (cost $27,326)				$18,861

SHORT-TERM INVESTMENTS (0.5%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.11% [e]	$1,888,749	$1,888,749

Total short-term investments (cost $1,888,749)		$1,888,749

Total investments (cost $395,931,931)		$394,050,825

Key to holding’s currency abbreviations

EUR	Euro

Key to holding’s abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNI	Medium Term Notes Class I

12 Putnam VT High Yield Fund

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through June 30, 2010 (the reporting period).

* Percentages indicated are based on net assets of $399,429,297.

† Non-income-producing security.

‡ Restricted, excluding 144A securities, as to public resale. The total market of restricted securities held at the close of the reporting period was $2, or less than 0.1% of net assets.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

†† The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

F  Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

R Real Estate Investment Trust.

U  This security, in part or in entirety, represents unfunded loan commitments (Note 8).

At the close of the reporting period, the fund maintained liquid assets totaling $1,729 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS TO BUY
at 6/30/10 (aggregate
face value $1,076,744)		Aggregate	Delivery	Unrealized
(Unaudited)	Value	face value	date	depreciation

Euro	$1,074,624	$1,076,744	7/21/10	$(2,120)

Total				$(2,120)

FORWARD CURRENCY CONTRACTS TO SELL
at 6/30/10 (aggregate
face value $4,626,508)		Aggregate	Delivery	Unrealized
(Unaudited)	Value	face value	date	appreciation

Euro	$4,601,772	$4,626,508	7/21/10	$24,736

Total				$24,736

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,234,669	$—	—

Capital goods	590,316	—	$11

Communication services	1,113,001	—	—

Conglomerates	—	—	—

Consumer cyclicals	2,506,840	853,356	36

Consumer staples	1,453,844	—	—

Energy	1,310,449	—	8,329

Financial	346,726	—	—

Health care	442,614	—	—

Technology	—	—	—

Transportation	—	—	—

Utilities and power	1,422,310	—	—

Total common stocks	10,420,769	853,356	8,376

Convertible bonds and notes	—	8,535,422	—

Convertible preferred stocks	—	3,141,055	—

Corporate bonds and notes	—	343,612,244	2,666

Preferred stocks	—	1,201,713	—

Senior loans	—	24,367,614	—

Warrants	—	18,861	—

Short-term investments	1,888,749	—	—

Totals by level	$12,309,518	$381,730,265	$11,042

Putnam VT High Yield Fund 13

	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$—	(2,120)	$—

Forward currency contracts to sell	—	24,736	—

Totals by level	$—	$22,616	$—

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

14 Putnam VT High Yield Fund

Statement of assets and liabilities
6/30/10 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $394,043,182)	$392,162,076

Affiliated issuers (identified cost $1,888,749) (Note 6)	1,888,749

Foreign currency (cost $934,145) (Note 1)	925,564

Dividends, interest and other receivables	7,605,819

Receivable for shares of the fund sold	216,009

Receivable for investments sold	2,585,078

Receivable for sales of delayed delivery securities (Notes 1, 7 and 8)	618,750

Unrealized appreciation on forward currency contracts (Note 1)	25,449

Total assets	406,027,494

Liabilities

Payable to custodian (Note 2)	200,404

Payable for investments purchased	5,072,912

Payable for shares of the fund repurchased	836,861

Payable for compensation of Manager (Note 2)	188,654

Payable for investor servicing fees (Note 2)	33,369

Payable for custodian fees (Note 2)	10,127

Payable for Trustee compensation and expenses (Note 2)	125,055

Payable for administrative services (Note 2)	1,304

Payable for distribution fees (Note 2)	21,694

Unrealized depreciation on forward currency contracts (Note 1)	2,833

Other accrued expenses	104,984

Total liabilities	6,598,197

Net assets	$399,429,297

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$597,943,411

Undistributed net investment income (Note 1)	15,158,495

Accumulated net realized loss on investments and foreign currency
transactions (Note 1)	(211,804,758)

Net unrealized depreciation of investments and assets and liabilities
in foreign currencies	(1,867,851)

Total — Representing net assets applicable to capital
shares outstanding	$399,429,297

Computation of net asset value Class IA

Net Assets	$294,536,626

Number of shares outstanding	46,454,684

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$6.34

Computation of net asset value Class IB

Net Assets	$104,892,671

Number of shares outstanding	16,651,562

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$6.30

Statement of operations
Six months ended 6/30/10 (Unaudited)

Investment income

Interest (including interest income of $2,304 from investments
in affiliated issuers) (Note 6)	$18,164,972

Dividends	161,883

Total investment income	18,326,855

Expenses

Compensation of Manager (Note 2)	1,187,116

Investor servicing fees (Note 2)	208,831

Custodian fees (Note 2)	15,312

Trustee compensation and expenses (Note 2)	17,138

Administrative services (Note 2)	11,442

Distribution fees — Class IB (Note 2)	139,905

Other	119,813

Total expenses	1,699,557

Expense reduction (Note 2)	(4,295)

Net expenses	1,695,262

Net investment income	16,631,593

Net realized gain on investments (Notes 1 and 3)	8,696,460

Net realized gain on swap contracts (Note 1)	60,414

Net realized gain on foreign currency transactions (Note 1)	1,290,924

Net unrealized depreciation of assets and liabilities in foreign
currencies during the period	(351,504)

Net unrealized depreciation of investments, receivable purchase
agreements and swap contracts during the period	(13,154,111)

Net loss on investments	(3,457,817)

Net increase in net assets resulting from operations	$13,173,776

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 15

Statement of changes in net assets

	Six months ended	Year ended
	6/30/10*	12/31/09

Increase (decrease) in net assets

Operations:

Net investment income	$16,631,593	$30,591,564

Net realized gain (loss) on investments
and foreign currency transactions	10,047,798	(36,771,736)

Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies	(13,505,615)	155,947,767

Net increase in net assets resulting
from operations	13,173,776	149,767,595

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(23,257,119)	(27,109,976)

Class IB	(8,442,002)	(10,092,163)

Increase (decrease) from capital share
transactions (Note 4)	(9,475,401)	7,513,827

Total increase (decrease) in net assets	(28,000,746)	120,079,283

Net Assets:

Beginning of period	427,430,043	307,350,760

End of period (including undistributed net
investment income of $15,158,495 and
$30,226,023, respectively)	$399,429,297	$427,430,043

* Unaudited.

The accompanying notes are an integral part of these financial statements.

16 Putnam VT High Yield Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[c,d]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,e]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/10†	$6.64	.26	(.04)	.22	(.52)	(.52)	$6.34	3.30 *	$294,537	.37 *	4.02 *	35.83 *

12/31/09	5.00	.47	1.81	2.28	(.64)	(.64)	6.64	50.92	310,578	.73 [b]	8.29 [b]	63.24

12/31/08	7.45	.54	(2.33)	(1.79)	(.66)	(.66)	5.00	(26.21)	222,063	.72 [b]	8.37 [b]	24.21

12/31/07	7.83	.58	(.33)	.25	(.63)	(.63)	7.45	3.17	360,197	.73 [b]	7.67 [b]	43.25

12/31/06	7.68	.56	.20	.76	(.61)	(.61)	7.83	10.60	431,054	.74 [b]	7.46 [b]	51.55

12/31/05	8.10	.56	(.31)	.25	(.67)	(.67)	7.68	3.47	460,707	.76 [b]	7.27 [b]	43.21

Class IB

6/30/10†	$6.60	.25	(.04)	.21	(.51)	(.51)	$6.30	3.08 *	$104,893	.50 *	3.90 *	35.83 *

12/31/09	4.96	.46	1.80	2.26	(.62)	(.62)	6.60	50.79	116,853	.98 [b]	8.05 [b]	63.24

12/31/08	7.39	.52	(2.31)	(1.79)	(.64)	(.64)	4.96	(26.37)	85,287	.97 [b]	8.11 [b]	24.21

12/31/07	7.78	.56	(.34)	.22	(.61)	(.61)	7.39	2.79	152,715	.98 [b]	7.42 [b]	43.25

12/31/06	7.62	.54	.21	.75	(.59)	(.59)	7.78	10.52	167,982	.99 [b]	7.20 [b]	51.55

12/31/05	8.05	.53	(.31)	.22	(.65)	(.65)	7.62	3.10	170,165	1.01 [b]	7.02 [b]	43.21

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets

December 31, 2009	0.10%

December 31, 2008	0.10

December 31, 2007	0.06

December 31, 2006	0.07

December 31, 2005	0.02

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset arrangements (Note 2).

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 17

Notes to financial statements 6/30/10 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT High Yield Fund (the fund), is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks high current income, with a secondary objective of capital growth when consistent with achieving high income, by primarily investing in bonds of U.S. companies across a wide range of industries. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the period from January 1, 2010 through June 30, 2010 (the reporting period). Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

C) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

D) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds

18 Putnam VT High Yield Fund

cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $6,400,000 on forward currency contracts for the reporting period.

E) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $300,000 on credit default swap contracts for the reporting period.

F) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,137 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2009, the fund had a capital loss carryover of $217,633,077 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$116,537,335	12/31/10

1 6,826,743	12/31/11

11,865,538	12/31/12

6,791,658	12/31/13

728,766	12/31/14

28,491,807	12/31/16

36,391,230	12/31/17

The aggregate identified cost on a tax basis is $397,146,217, resulting in gross unrealized appreciation and depreciation of $19,255,239 and $22,350,631, respectively, or net unrealized depreciation of $3,095,392.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 31.66% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.72% of the first

Putnam VT High Yield Fund 19

$5 billion, 0.67% of the next $5 billion, 0.62% of the next $10 billion, 0.57% of the next $10 billion, 0.52% of the next $50 billion, 0.50% of the next $50 billion, 0.49% of the next $100 billion, and 0.485% thereafter.

Effective August 1, 2009 through June 30, 2011, Putnam Management has contractually agreed to reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis (or from August 1, 2009 through the fund’s next fiscal year end, as applicable), to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period (or since August 1, 2009, as applicable). During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed, from August 1, 2009 through July 31, 2010 to limit the management fee for the fund to an annual rate of 0.60% of the fund’s average net assets. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (LBSF) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (Agreements) with other registered investment companies (each a Purchaser) managed by Putnam Management. Under the Agreements, the fund sold to the Purchasers the fund’s right to receive, in the aggregate, $3,538,401 in net payments from LBSF in connection with certain terminated derivatives transactions (the Receivable), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The fund received $1,099,841 (exclusive of the initial payment) from the Purchasers in accordance with the terms of the Agreement.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (State Street). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

Under the custodian contract between the fund and State Street, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At the close of the reporting period, the payable to the custodian bank represents the amount due for cash advanced for the settlement of securities purchased.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $4,295 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $297, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $145,384,373 and $166,089,513, respectively. There were no purchases or sales of long term U.S. government securities.

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/10		Year ended 12/31/09		Six months ended 6/30/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,379,766	$15,556,855	6,167,306	$34,454,488	730,256	$4,733,421	2,747,112	$14,681,820

Shares issued in connection with
reinvestment of distributions	3,639,612	23,257,119	5,805,134	27,109,976	1,327,359	8,442,002	2,175,035	10,092,163

	6,019,378	38,813,974	11,972,440	61,564,464	2,057,615	13,175,423	4,922,147	24,773,983

Shares repurchased	(6,313,886)	(41,273,778)	(9,624,109)	(54,731,067)	(3,122,067)	(20,191,020)	(4,394,314)	(24,093,553)

Net increase (decrease)	(294,508)	$(2,459,804)	2,348,331	$6,833,397	(1,064,452)	$(7,015,597)	527,833	$680,430

20 Putnam VT High Yield Fund

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Foreign exchange contracts	Receivables	$25,449	Payables	$2,833

Equity contracts	Investments	18,861		—

Total		$44,310		$2,833

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Forward currency contracts	Swaps	Total

Credit contracts	$—	$—	$60,414	$60,414

Foreign exchange contracts	—	1,327,699	—	1,327,699

Equity contracts	16,511	—	—	16,511

Total	$16,511	$1,327,699	$60,414	$1,404,624

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Forward currency contracts	Swaps	Total

Credit contracts	$—	$—	$(17,006)	$(17,006)

Foreign exchange contracts	—	(345,166)	—	(345,166)

Equity contracts	(8,465)	—	—	(8,465)

Total	$(8,465)	$(345,166)	$(17,006)	$(370,637)

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $2,304 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $65,779,369 and $63,890,620, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Unfunded loan commitments

As of the close of the reporting period, the fund had unfunded loan commitments of $618,750, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Smurfit-Stone Container Enterprises, Inc.	$618,750

Note 9 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the SEC) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 10 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT High Yield Fund 21

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2010, the Contract Committee met several times with representatives of Putnam Management and in executive session to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 11, 2010 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2010. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing such services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in prior years.

Consideration of implementation of strategic pricing initiative

The Trustees were mindful that new management contracts had been implemented for all but a few funds at the beginning of 2010 as part of Putnam Management’s strategic pricing initiative. These new management contracts reflected the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds and performance fees for certain funds. The Trustees had approved these new management contracts on July 10, 2009 and submitted them to shareholder meetings of the affected funds in late 2009, where the contracts were in all cases approved by overwhelming majorities of the shares voted.

Because the management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. The financial data available to the Committee reflected actual operations under the prior contracts; information was also available on a pro forma basis, adjusted to reflect the fees payable under the new management contracts. In light of the limited information available regarding operations under the new management contracts, in recommending the continuation of the new management contracts in June 2010, the Contract Committee relied to a considerable extent on its review of the financial information and analysis that formed the basis of the Board’s approval of the new management contracts on July 10, 2009.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

As in the past, the Trustees continued to focus on the competitiveness of the total expense ratio of each fund. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, taxes, brokerage commissions and extraordinary expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets.

The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the 68th percentile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 46th percentile in total expenses (less any applicable 12b-1 fees) as of

22 Putnam VT High Yield Fund

December 31, 2009 (the first percentile representing the least expensive funds and the 100th percentile the most expensive funds). The Trustees also considered that your fund ranked in the 25th percentile in effective management fees, on a pro forma basis adjusted to reflect the impact of the strategic pricing initiative discussed above, as of December 31, 2009.

Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds have only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of actual experience.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules currently in place represented an appropriate sharing of economies of scale at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, and did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during 2009. The Committee also noted the disappointing investment performance of a number of the funds for periods ended December 31, 2009 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers, increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that your fund’s class A share cumulative total return performance at net asset value was in the following percentiles of its Lipper Inc. peer group (Lipper High Current Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2009 (the first percentile representing the best-performing funds and the 100th percentile the worst-performing funds):

One-year period	Three-year period	Five-year period

20th	37th	19th

Over the one-year, three-year and five-year periods ended December 31, 2009, there were 111, 101 and 85 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing; distribution

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policies

Putnam VT High Yield Fund 23

commencing in 2010, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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Putnam VT High Yield Fund 27

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28 Putnam VT High Yield Fund

Investment Manager	Marketing Services	Trustees
Putnam Investment Management, LLC	Putnam Retail Management	John A. Hill, Chairman
One Post Office Square	One Post Office Square	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	Boston, MA 02109	Ravi Akhoury
Barbara M. Baumann
Investment Sub-Manager	Investor Servicing Agent	Charles B. Curtis
Putnam Investments Limited	Putnam Investor Services, Inc.	Robert J. Darretta
57–59 St James’s Street	Mailing address:	Myra R. Drucker
London, England SW1A 1LD	P.O. Box 8383	Paul L. Joskow
	Boston, MA 02266-8383	Kenneth R. Leibler
	1-800-225-1581	Robert E. Patterson
George Putnam, III
	Custodian	Robert L. Reynolds
	State Street Bank and Trust Company	W. Thomas Stephens
Richard B. Worley
Legal Counsel
Ropes & Gray LLP

Putnam VT High Yield Fund 29

This report has been prepared for the shareholders	H311
of Putnam VT High Yield Fund.	262417 8/10

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: August 27, 2010

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 27, 2010